NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($)	Oct. 31, 2022	Oct. 14, 2022	Aug. 29, 2022	Aug. 24, 2022	Jun. 14, 2022	May 24, 2022 shares	Dec. 07, 2021	Nov. 12, 2021
Common stock shares issued | shares	116,550,000	100,000,000	100,000,000							61,000,000
Percentage of ordinary shares						61.00%				61.00%
Gain on bargain purchase		$ (156,452)
Shenzhen Houhaitang Culture Communication Co., Ltd. [Member]
Consideration of acquisition		15,720	¥ 100,000
Gain on bargain purchase		$ 158,675
Qilun Group (HK) [Member]
Ownership percentage									100.00%
Qilun Holding (Shenzhen) Company Limited [Member]
Ownership percentage	100.00%						100.00%
Qilun Culture (Shenzhen) Group Co., Ltd. [Member]
Ownership percentage	100.00%	100.00%	100.00%			100.00%
Qilun Culture (HK) Co., Ltd. [Member]
Ownership percentage	100.00%							100.00%				100.00%
Oriental Dream and Strategic Research Institute Limited [Member]
Ownership percentage					100.00%
Qilun Enterprise Management Consultant (Shenzhen) Co., Ltd. [Member]
Ownership percentage	100.00%										100.00%
Shenzhen Houhaitang Culture Communication Co., Ltd. [Member]
Ownership percentage		100.00%	100.00%
Qilun Culture (Shenzhen) [Member]
Ownership percentage						100.00%